Debt - Debt Maturity (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
2020	$ 343
2021	569
2022	984
2023	1,774
2024	2,613
2025 and thereafter	476
Total debt principal	$ 6,759	$ 7,086